Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Non-Financial Assets and Liabilities [Abstract]
Schedule of Intangible Assets

(a) Intangible assets

	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2026
Opening net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422
Sale of asset(note 6(a)	-	-	-	-	-	-	-	-
Exchange difference	-	-	-	(56,188)	(178,193)	-	-	(234,381)
Amortization charge	(884,592)	(741,732)	(973,548)	(66,388)	-	(22,404)	(10,038)	(2,698,702)
Impairment charge			-	-	(5,266,823)	-	(212,769)	(5,479,592)
Closing net book amount	13,295,047	8,912,782	14,622,523	1,107,185	-	224,210	-	38,161,747

At 30 June 2026
Cost	17,691,796	16,212,081	19,470,972	1,374,030	6,940,599	336,055	275,415	62,300,948
Exchange difference	-	-	-	(63,810)	(320,127)	-	-	(383 937)
Accumulation amortization and impairment	(4,396,749)	(7,299,299)	(4,848,449)	(203,035)	(6,620,472)	(111,845)	(275,415)	(23,755,264)
Net book amount	13,295,047	8,912,782	14,622,523	1,107,185	-	224,210	-	38,161 747

	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2025
Opening net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288
Sale of asset (note 6(a))	-	-	-	-	-	-	-	-
Exchange differences	-	-	-	15,201	60,239	-	-	75,440
Amortization charge	(884,590)	(621,185)	(973,549)	(69,365)	-	(22,404)	(17,213)	(2,588,306)
Impairment charge	-	-	-	-	-	-	-	-
losing net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

At 30 June 2025
Cost	17,691,796	16,212,081	19,470,972	1,374,030	6,940,599	336,055	275,415	62,300,948
Accumulated amortization and impairment	(3,512,157)	(6,557,567)	(3,874,901)	(144,269)	(1,495,583)	(89,441)	(52,608)	(15,726,526)
Net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

Schedule of Employee Benefit Obligations

(c) Employee benefit obligations

	30 June 2026			30 June 2025			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$	$	$	$
Leave obligations (i)	697,907	-	697,907	450,104	-	450,104	399,788	-	399,788

(i) Leave obligations